Loans and Other Borrowings - Summary of Loans and Other Borrowings and Currency Swaps, Excluding Bank Overdrafts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 1,909	$ 1,623
Cash flows	289	153
Exchange adjustment	(67)	127
Other	7	6
Ending balance	2,138	1,909
Currency swaps [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	0
Cash flows	(2)
Exchange adjustment	0
Other	(5)
Ending balance	(7)	0
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	262	107
Cash flows	(268)	153
Exchange adjustment	3	1
Other	3	1
Ending balance	0	262
Finance lease obligations [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	231	227
Cash flows	0
Exchange adjustment	0
Other	4	4
Ending balance	235	231
GBP400m 3.875% bonds 2022 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	538	489
Cash flows	0
Exchange adjustment	(30)	48
Other	1	1
Ending balance	509	538
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	406	370
Cash flows	0
Exchange adjustment	(23)	36
Other	2
Ending balance	385	406
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	472	430
Cash flows	0
Exchange adjustment	(26)	42
Other	1
Ending balance	447	472
EUR500m 2.125% bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	0
Cash flows	559
Exchange adjustment	9
Other	1
Ending balance	569	0
Loans and other borrowings before currency swaps (excluding bank overdrafts) [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	1,909
Cash flows	291
Exchange adjustment	(67)
Other	12
Ending balance	2,145	1,909
Exchange of principal [member] | Currency swaps [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	0
Cash flows	(5)
Exchange adjustment	0
Other	(2)
Ending balance	(7)	0
Initial fee received [member] | Currency swaps [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	0
Cash flows	3
Exchange adjustment	0
Other	(3)
Ending balance	$ 0	$ 0